Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Interest-bearing:
Savings deposits	₨ 4,034,924.8	$ 55,167.1	₨ 3,103,769.5
Time deposits	7,191,543.0	98,325.8	6,626,711.8
Total interest-bearing deposits	11,226,467.8	153,492.9	9,730,481.3
Non-interest-bearing deposits	2,110,762.4	28,859.2	1,731,590.0
Total	₨ 13,337,230.2	$ 182,352.1	₨ 11,462,071.3